Term Borrowings (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2004	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Term borrowings		$ 1,880,105,000	$ 1,739,859,000
First Horizon National Corporation | Capital Securities Series B
Debt Instrument [Line Items]
Debt Instrument Maturity Date	Apr. 15, 2034
First Horizon National Corporation | Subordinated Debentures Subject To Mandatory Redemption [Member] | Capital Securities Series B
Debt Instrument [Line Items]
Term borrowings	206,000,000
Debt Instrument Interest Rate Stated Percentage	6.30%
First Tennesee Capital II | Capital Securities Series B
Debt Instrument [Line Items]
Capital securities value	200,000,000
Interest rate of capital securities	6.30%
Debt Instrument Maturity Date	Apr. 15, 2034